Allowance For Loan Losses (Changes in Allowance for Loan Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 451,247	¥ 520,259	¥ 626,177
Provision (credit) for loan losses		37,668	34,560	(60,223)
Charge-offs		(31,252)	(112,319)	(79,222)
Recoveries		25,600	20,665	23,283
Net charge-offs		(5,652)	(91,654)	(55,939)
Others	[1]	(3,590)	(11,918)	10,244
Balance at end of fiscal year		479,673	451,247	520,259
Allowance for loan losses of which individually evaluated for impairment		288,942	238,941
Allowance for loan losses of which collectively evaluated for impairment		190,731	212,306
Loans	[2]	82,439,581	77,722,525
Loans of which individually evaluated for impairment	[2]	861,144	722,097
Loans of which collectively evaluated for impairment	[2]	81,578,437	77,000,428
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		367,739	423,177	501,349
Provision (credit) for loan losses		45,059	33,532	(40,167)
Charge-offs		(22,901)	(97,536)	(64,634)
Recoveries		18,320	17,232	19,086
Net charge-offs		(4,581)	(80,304)	(45,548)
Others	[1]	(890)	(8,666)	7,543
Balance at end of fiscal year		407,327	367,739	423,177
Allowance for loan losses of which individually evaluated for impairment		272,714	222,591
Allowance for loan losses of which collectively evaluated for impairment		134,613	145,148
Loans	[2]	61,120,654	59,385,962
Loans of which individually evaluated for impairment	[2]	772,647	634,049
Loans of which collectively evaluated for impairment	[2]	60,348,007	58,751,913
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		44,221	60,469	95,542
Provision (credit) for loan losses		(10,666)	(15,474)	(33,261)
Charge-offs		(1,754)	(2,173)	(3,266)
Recoveries		5,122	1,399	1,454
Net charge-offs		3,368	(774)	(1,812)
Balance at end of fiscal year		36,923	44,221	60,469
Allowance for loan losses of which individually evaluated for impairment		2,922	3,829
Allowance for loan losses of which collectively evaluated for impairment		34,001	40,392
Loans	[2]	11,722,726	12,414,453
Loans of which individually evaluated for impairment	[2]	23,422	24,768
Loans of which collectively evaluated for impairment	[2]	11,699,304	12,389,685
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		39,287	36,613	29,286
Provision (credit) for loan losses		3,275	16,502	13,205
Charge-offs		(6,597)	(12,610)	(11,322)
Recoveries		2,158	2,034	2,743
Net charge-offs		(4,439)	(10,576)	(8,579)
Others	[1]	(2,700)	(3,252)	2,701
Balance at end of fiscal year		35,423	39,287	¥ 36,613
Allowance for loan losses of which individually evaluated for impairment		13,306	12,521
Allowance for loan losses of which collectively evaluated for impairment		22,117	26,766
Loans	[2]	9,596,201	5,922,110
Loans of which individually evaluated for impairment	[2]	65,075	63,280
Loans of which collectively evaluated for impairment	[2]	¥ 9,531,126	¥ 5,858,830

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.